Carne Large Cap Value Fund
Carne Large Cap Value Fund
Investment Objective
The investment objective of the Carne Large Cap Value Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Carne Large Cap Value Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Carne Large Cap Value Fund		Institutional Shares	Investor Shares
Management Fees		0.95%	0.95%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.77%	1.11%
Total Annual Fund Operating Expenses		1.72%	2.31%
Fee Waiver and/or Expense Reimbursement	[1]	none	(0.06%)
Net Annual Fund Operating Expenses		1.72%	2.25%
[1]	Carne Capital, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividends on short sales, acquired fund fees and expenses, and extraordinary expenses) of Institutional Shares and Investor Shares to 2.00% and 2.25%, respectively, through March 1, 2014 ("Expense Cap"). The Expense Cap may be changed or eliminated only with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Carne Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	175	542	933	2,030
Investor Shares	228	716	1,230	2,641

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of large market capitalization companies and instruments that provide exposure to such securities, including common, preferred and convertible stock, warrants and American Depositary Receipts (“ADRs”). The Adviser considers large market capitalization companies to be those with market capitalizations in the range of the Standard & Poor’s 500 Index at the time of purchase. The Fund intends to invest primarily in securities that are undervalued and exhibit the likelihood of exceeding market returns. The Adviser seeks securities selling at discounts to their underlying values and then holds these securities until their market values reflect their intrinsic values. The Adviser anticipates that the Fund’s portfolio will consist of 25 to 100 positions, which may be invested in similar businesses.

The Adviser may sell out-of-the-money Standard & Poor’s 500 Composite Stock Index (the “Index” or the “S&P 500 Index”) call options as a principal investment strategy of the Fund. The Adviser believes that, over time, these S&P 500 Index options strategies will add to the performance and smooth the returns of the Fund by generating income to offset losses on portfolio securities in falling markets and limiting returns on portfolio securities in rising markets. In addition, the Fund may seek to achieve higher after tax returns by maximizing the amount of its long-term, relative to its short-term, gains.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to fluctuations in foreign currencies, and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

Equity Risk. The Fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of securities than do many other similar mutual funds, changes in the value of individual securities held by the Fund may have a larger impact on the Fund’s NAV than if the Fund were more broadly invested.

Index Call Option Risk. The Fund’s use of call options may result in a complete loss of principal. In addition, the value of the S&P 500 Index options written by the Fund will be affected by changes in the value and dividend rates of the stocks in that index, changes in the actual or perceived volatility of the stock market, the remaining time on the options and any reduced liquidity in the market for such options. Further, when a call option written by the Fund is exercised, the Fund is expected to forego any additional gains experienced by the index that is the subject of the option.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Portfolio Turnover Risk. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Sector Risk. The Fund’s portfolio investments may be more heavily weighted in one or more sectors or industries. Negative developments affecting those sectors or industries may result in greater market risk to the Fund than a fund that is not weighted in those sectors or industries.

Value Investment Risk. The Fund may invest in securities the Adviser believes are undervalued. The value of the Fund’s shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Warrants Risk. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Performance Information

The following chart illustrates the variability of the Institutional Share's returns as of December 31, 2012. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares is lower than the performance that the Institutional Shares realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for one year and since inception compare to the Standard & Poor's 500 Index (the “S&P 500 Index”). Updated performance information is available at www.carnecapital.com or by calling (877) 356-9055 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 14.02% for the quarter ended December 31, 2011, and the lowest return was -15.56% for the quarter ended September 30, 2011.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Carne Large Cap Value Fund	Label	1 Year	Since Inception	Inception Date
Institutional Shares	Return Before Taxes	15.29%	14.10%	Nov. 02, 2009
Institutional Shares After Taxes on Distributions	Return After Taxes on Distributions	13.83%	12.85%
Institutional Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.90%	11.76%
Investor Shares	Return Before Taxes	14.62%	13.72%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	12.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).